Selected Financial Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2013 TransUnion Corp-Successor U.S. Information Services	Dec. 31, 2012 TransUnion Corp-Successor U.S. Information Services	Jun. 30, 2012 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Jun. 30, 2013 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor International	Jun. 30, 2012 TransUnion Corp-Successor Interactive	Jun. 30, 2013 TransUnion Corp-Successor Interactive	Jun. 30, 2013 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Jun. 30, 2012 TransUnion Corp-Successor Corporate	Jun. 30, 2013 TransUnion Corp-Successor Corporate	Jun. 30, 2013 TransUnion Corp-Successor Corporate	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2011 TransUnion Corp-Predecessor U.S. Information Services	Dec. 31, 2010 TransUnion Corp-Predecessor U.S. Information Services	Apr. 30, 2012 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2010 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate	Dec. 31, 2010 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Revenue	$ 190.9	$ 300.8	$ 591.3	$ 767.0	$ 123.2	$ 187.9	$ 371.6	$ 487.4	$ 37.5	$ 61.3	$ 117.0	$ 157.8	$ 30.2	$ 51.6	$ 102.7	$ 121.8					$ 92.4	$ 373.0	$ 1,024.0	$ 956.5	$ 57.3	$ 238.1	$ 660.1	$ 636.0	$ 20.0	$ 76.6	$ 216.1	$ 195.8	$ 15.1	$ 58.3	$ 147.8	$ 124.7
Operating income (loss)	$ 37.0	$ 39.8	$ 84.3	$ 142.1	$ 33.2	$ 37.3	$ 80.3	$ 121.9	$ 3.1	$ 4.1	$ 6.5	$ 19.1	$ 11.1	$ 15.9	$ 31.3	$ 48.7	$ (10.4)	$ (17.5)	$ (33.8)	$ (47.6)	$ (65.8)	$ (0.2)	$ 252.7	$ 216.1	$ (22.4)	$ 33.2	$ 185.8	$ 177.1	$ (9.5)	$ 5.3	$ 66.7	$ 62.7	$ 3.1	$ 13.0	$ 56.5	$ 37.7	$ (37.0)	$ (51.7)	$ (56.3)	$ (61.4)